NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest Disclosure [Abstract]
NON-CONTROLLING INTERESTS
Subsidiaries, divisions and investments in joint ventures related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2019	December 31, 2018	Type of Arrangement	Accounting Method
Essakane S.A.	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[1]	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[2]	Côté Gold Project (Canada)	70%	70%	Division	Proportionate share
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Société d'Exploitation des Mines d'Or de Sadiola S.A.[3]	Sadiola mine (Mali)	41%	41%	Incorporated joint venture	Equity accounting
Merrex Gold Inc.	Diakha-Siribaya Gold Project (Mali)	100%	100%	Subsidiary	Consolidation

1
As per the Mineral Agreement, as amended, Rosebel has an obligation to establish an unincorporated joint venture (“UJV”) with the Republic of Suriname, whereby Rosebel would hold a 70% participating interest and the Republic of Suriname would acquire the remaining 30% participating interest on a fully paid basis. Upon the establishment of the UJV, Rosebel shall contribute the Saramacca property to the UJV.

2	The Company holds an undivided interest in the assets, liabilities, revenues and expenses of the Côté Gold division through an unincorporated joint venture.

3	As at December 31, 2019, the equity investment in Sadiola met the criteria to be classified as held for sale and discontinued operations.
NON-CONTROLLING INTERESTS
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2019		December 31, 2018
	Essakane	Rosebel	Essakane	Rosebel
Percentage of voting rights held by non-controlling interests	10%	5%	10%	5%
Accumulated non-controlling interest	$42.6	$25.7	$30.3	$25.3
Net earnings attributable to non-controlling interests	$12.8	$0.4	$5.8	$0.9
Dividends paid to non-controlling interests[1]	$0.5	$—	$1.0	$1.5

1	For the year ended December 31, 2019, dividends paid to other non-controlling interests amounted to $1.4 million (December 31, 2018 – $1.2 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2019		December 31, 2018
	Essakane	Rosebel	Essakane	Rosebel
Current assets	$297.4	$180.6	$245.1	$172.8
Non-current assets	958.3	756.0	865.8	675.1
Current liabilities	(109.2)	(81.0)	(96.7)	(68.4)
Non-current liabilities	(550.4)	(289.5)	(543.5)	(221.7)
Net assets	$596.1	$566.1	$470.7	$557.8
	Year ended		Year ended
	December 31, 2019		December 31, 2018
Revenues	$579.2	$352.5	$564.1	$386.0
Net earnings and other comprehensive income	$130.4	$8.5	$52.1	$17.3

Net cash from operating activities	$198.0	$53.3	$181.8	$61.6
Net cash used in investing activities	(104.5)	(83.3)	(161.4)	(67.9)
Net cash used in financing activities	(30.9)	(0.4)	(45.2)	(36.1)
Net increase (decrease) in cash and cash equivalents	$62.6	$(30.4)	$(24.8)	$(42.4)

The Company’s ability to access or use the assets of Essakane and Rosebel to settle its liabilities is not significantly restricted by known current contractual or regulatory requirements, or from the protective rights of non-controlling interests. Dividends payable by Rosebel must be approved by the Rosebel Supervisory Board, which includes representation from the non-controlling interest.